Additional disclosure requirements	6 Months Ended
Jun. 30, 2018
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Additional disclosure Requirements

17.   Additional disclosure requirements

This Note includes relevant information about additional disclosure requirements.

17.1Parent company financial statements

Following are the summarized balance sheets of Banco Santander, S.A. as of June 30, 2018 (unaudited) and December 31, 2017. In the financial information of the Parent, investments in subsidiaries, jointly controlled entities and associates are recorded at cost.

UNAUDITED CONDENSED BALANCE SHEETS	June 30, 2018	December 31, 2017
(Parent company only)	(Millions of Euros)
Assets
Cash and due from banks	86,208	76,690
Of which:
To bank subsidiaries	17,014	20,818
Trading account assets	69,909	64,326
Investment securities	53,656	49,194
Of which:
To bank subsidiaries	8,952	6,474
To non-bank subsidiaries	4,947	3,729
Net Loans and leases	195,127	197,591
Of which:
To non-bank subsidiaries	28,459	33,113
Investment in affiliated companies	85,294	85,428
Of which:
To bank subsidiaries	78,454	65,567
To non-bank subsidiaries	6,840	19,861
Premises and equipment, net	1,984	1,929
Other assets	18,645	17,257
Total assets	510,823	492,415

Liabilities
Deposits	275,411	256,389
Of which:
To bank subsidiaries	20,746	20,391
To non-bank subsidiaries	14,321	13,115
Short-term debt	27,781	40,540
Long-term debt	57,067	53,023
Total debt	84,848	93,563
Of which:
To bank subsidiaries	8,405	1,138
To non-bank subsidiaries	2,452	2,966
Other liabilities	81,703	71,896
Total liabilities	441,962	421,848

Stockholders' equity
Capital stock	8,068	8,068
Retained earnings and other reserves	60,793	62,499
Total stockholders' equity	68,861	70,567

Total liabilities and Stockholders’ Equity	510,823	492,415

Following are the summarized unaudited statements of income of Banco Santander, S.A. for the periods ended June 30, 2018 and 2017.

UNAUDITED CONDENSED STATEMENTS OF INCOME	Six months ended	Six months ended
(Parent company only)	June 30, 2018	June 30, 2017
	(Millions of Euros)
Interest income
Interest from earning assets	2,836	2,952
Dividends from affiliated companies	1,447	1,175
Of which:
From bank subsidiaries	957	847
From non-bank subsidiaries	490	328
	4,283	4,127
Interest expense	(1,586)	(1,540)
Interest income / (Charges)	2,697	2,587
Provision for credit losses	(209)	(251)
Interest income / (Charges) after provision for credit losses	2,488	2,336
Non-interest income:	1,708	2,243
Non-interest expense:	(2,937)	(3,091)
Income before income taxes	1,259	1,488
Income tax expense	36	(38)
Net income	1,295	1,450

Following are the summarized unaudited statements of comprehensive income of Banco Santander, S.A. for the periods ended June 30, 2018 and 2017.

UNAUDITED CONDENSED STATEMENTS OF	Six months ended	Six months ended
COMPREHENSIVE INCOME (Parent company only)	June 30, 2018	June 30, 2017
	(Millions of Euros)

NET INCOME	1,295	1,450
OTHER COMPREHENSIVE INCOME	17	(73)
Items that may be reclassified subsequently to profit or loss	60	(74)
Available-for-sale financial assets:	59	(114)
Revaluation gains/(losses)	188	120
Amounts transferred to income statement	(129)	(234)
Other reclassifications	—	—
Cash flow hedges:	27	8
Revaluation gains/(losses)	34	8
Amounts transferred to income statement	(7)	—
Amounts transferred to initial carrying amount of hedged items	—	—
Other reclassifications	—	—
Hedges of net investments in foreign operations:	—	—
Revaluation gains/(losses)	—	—
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Exchange differences:	—	—
Non-current assets held for sale:	—	—
Income tax	(26)	32
Items that will not be reclassified to profit or loss:	(43)	1
Actuarial gains/(losses) on pension plans	81	1
Rest of valuation adjustments	(98)	—
Income tax	(27)	—
TOTAL COMPREHENSIVE INCOME	1,312	1,377

Following are the summarized unaudited cash flow statements of Banco Santander, S.A. for the periods ended June 30, 2018 and 2017.

UNAUDITED CONDENSED CASH FLOW STATEMENTS	Six months ended	Six months ended
(Parent company only)	June 30, 2018	June 30, 2017
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	1,295	1,450
Adjustments to profit	442	1,086
Net increase/decrease in operating assets	(12,498)	(14,707)
Net increase/decrease in operating liabilities	17,519	14,658
Reimbursements/payments of income tax	555	(217)
Total net cash flows from operating activities (1)	7,313	2,270

2. Cash flows from investing activities
Investments (-)	(336)	(357)
Divestments (+)	586	4,184
Total net cash flows from investment activities (2)	250	3,827

3. Cash flows from financing activities
Issuance of own equity instruments	—	—
Disposal of own equity instruments	438	621
Acquisition of own equity instruments	(438)	(588)
Issuance of debt securities	2,750	1,800
Redemption of debt securities	(763)	(399)
Dividends paid	(1,936)	(1,604)
Issuance/Redemption of equity instruments	—	—
Other collections/payments related to financing activities	—	—
Total net cash flows from financing activities (3)	51	(170)

4. Effect of exchange rate changes on cash and cash equivalents (4)	148	(386)

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	7,762	5,541
Cash and cash equivalents at beginning of period	33,734	15,635
Cash and cash equivalents at end of period	41,496	21,176

17.2Preference Shares and Preferred Securities

The following table shows the balance of the preference shares and preferred securities as of June 30, 2018 and December 31, 2017:

	June 30, 2018	December 31, 2017
	(Millions of Euros)
Preference shares	406	404
Preferred securities	9,628	8,369
Total at period-end	10,034	8,773

Both Preference Shares and Preferred Securities are recorded under the “Financial liabilities at amortized cost – Subordinated Liabilities” caption in the consolidated balance sheet as of June 30, 2018 and December 31, 2017. Preference Shares include the financial instruments issued by the consolidated companies which, although equity for legal purposes, do not meet the requirements for classification as equity in the financial statements. These shares do not carry any voting rights and are non-cumulative. They were subscribed to by non-Group third parties except for the shares of Santander UK amounting to GBP 200 million, are redeemable at the discretion of the issuer, based on the conditions of the issuer. None of these issues is convertible into Bank shares. At June 30, 2018, the following issues were convertible into Bank shares:

On March 5, May 8 and September 2, 2014, Banco Santander, S.A. announced that its executive committee had resolved to launch issuances of preference shares contingently convertible into newly issued ordinary shares of the Bank (“CCPSs”) for a nominal amount of EUR 1,500 million, USD 1,500 million and EUR 1,500 million. The interest, payment of which is subject to certain conditions and is discretionary, was set at 6.25% per annum for the first five years (to be repriced thereafter by applying a 541 basis-point spread to the 5-year Mid-Swap Rate) for the March issuance, at 6.375% per annum for the first five years (to be repriced thereafter by applying a 478.8 basis-point spread to the 5-year Mid-Swap Rate) for the May issuance and at 6.25% per annum for the first seven years (to be repriced every five years thereafter by applying a 564 basis-point spread to the 5-year Mid-Swap Rate) for the September issuance.

On March 25, 2014, May 28 and September 30, the Bank of Spain confirmed that the CCPSs were eligible as Additional Tier 1 capital under the new European capital requirements of Regulation (EU) No 575/2013. The CCPSs are perpetual, although they may be redeemed early in certain circumstances and would convert into newly issued ordinary shares of Banco Santander if the Common Equity Tier 1 ratio of the Bank or its consolidated group fell below 5.125%, calculated in accordance with Regulation (EU) No 575/2013. The CCPSs are traded on the Global Exchange Market of the Irish Stock Exchange.

On January 29, 2014, Banco Santander (Brasil), S.A. launched an issuance of Tier 1 perpetual subordinated notes for a nominal amount of USD 1,248 million, of which the Group acquired 89.6%. The notes are perpetual and convert into ordinary shares of Banco Santander (Brasil), S.A. if the Common Equity Tier 1 ratio, calculated as established by the Central Bank of Brazil, falls below 5.125%.

On April 25, and September 29, 2017, Banco Santander issued preferred shares contingently convertible in newly issued common shares of the Bank (the "CCPP"), for a nominal amount of 750 million euros, and 1,000 million euros, respectively. The remuneration of the CCPPs, whose payment is subject to certain conditions and is also discretionary, was fixed at 6.75% annually for the first five years (being reviewed thereafter by applying a margin of 680.3 basis points over the 5-year Mid-Swap Rate) for the issue paid out in April, and at 5.25% annually for the first six years (reviewed thereafter by applying a margin of 499.9 basis points over the 5-year Mid-Swap Rate) for the issue paid out in September.

Furthermore, on March 12, 2018, Banco Santander carried out a placement of preferred securities contingently convertible into newly issued ordinary shares of the Bank, excluding pre-emptive subscription rights and for a nominal value of EUR 1,500 million. The CCPS were issued at par and its remuneration was set at 4.75% on an annual basis for the first seven years. Banco Santander requested the European Central Bank to consider the CCPS eligible as additional tier 1 capital under the European Regulation 575/2013. The CCPS are perpetual, but they may be called under certain circumstances. The Bank requested the admission to trading of the CCPS on the Global Exchange Market of the Irish Stock Exchange.

Preference shares include non-cumulative preferred non-voting shares issued by Santander UK plc, Santander Holdings USA, Inc. and Santander Bank, National Association.

Preferred securities include non-cumulative preferred non-voting securities issued by Banco Santander, S.A., Santander UK Group, Banco Santander, (Brasil), S.A., and Banco Popular.

For the purposes of payment priority, preferred securities are junior to all general creditors and to subordinated deposits. The payment of dividends on these securities, which have no voting rights, is conditional upon the obtainment of sufficient distributable profit and upon the limits imposed by Spanish banking regulations on equity.

Preference shares and preferred securities are perpetual securities and there is no obligation that requires the Group to redeem them. All securities have been fully subscribed by third parties outside the Group. In the consolidated balance sheets, these securities are shown net of any temporary transactions relating to liquidity guarantees, and are described in the table below:

	Outstanding at June 30, 2018
		Amount in
Preference Shares		currency	Interest rate		Redemption
Issuer/Date of issue	Currency	(million)			Option (1)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%		No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%		No option
Santander UK plc, May 2006	Pounds Sterling	13.8	6.222%	(2)	May 24, 2019
Santander Bank, National Association, August 2000	US Dollar	153.0	12.00%		May 16, 2020
Santander Holdings USA, Inc, May 2006 (*)	US Dollar	75.5	7.30%		May 15, 2011

	Outstanding at June 30, 2018
		Amount in
Preferred Securities		currency	Interest rate		Maturity date
Issuer/Date of issue	Currency	(million)

Banco Santander, S.A.
Banco Español de Crédito, October 2004	Euro	36.5	€CMS 10 + 0.125%		Perpetuity
Banco Español de Crédito, November 2004 (1)	Euro	106.5	5.5%		Perpetuity
Banco Santander, S.A., March 2014	Euro	1,500.0	6.25%	(3)	Perpetuity
Banco Santander, S.A., May 2014	US Dollar	1,500.0	6.375%	(4)	Perpetuity
Banco Santander, S.A., September 2014	Euro	1,500.0	6.25%	(5)	Perpetuity
Banco Santander, S.A., April 2017	Euro	750.0	6.75%	(6)	Perpetuity
Banco Santander, S.A., September 2017	Euro	1,000.0	5.25%	(7)	Perpetuity
Banco Santander, S.A., March 2018	Euro	1,500.0	4.75%	(8)	Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	US Dollar	18.2	2.0%		Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	US Dollar	25.0	2.0%		Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	Euro	306.9	2.0%		Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	Euro	153.4	2.0%		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), October 2004	Euro	155.0	5.75%		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), March 2007 (*)	US Dollar	210.4	US3M + 0.52%		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), July 2007	Pounds Sterling	4.9	7.01%		Perpetuity
Santander International Preferred S.A. (Sociedad Unipersonal), March 2009	US Dollar	979.7	2.0%		Perpetuity
Santander International Preferred S.A. (Sociedad Unipersonal), March 2009	Euro	8.6	2.0%		Perpetuity

Santander UK Group
Abbey National Plc, February 2000	US Dollar	103.6	8.963%		Perpetuity
Abbey National Plc, August 2002	Pounds Sterling	1.8	Libor GBP (6M) + 1.86%	(9)	Perpetuity

Banco Santander (Brasil), S.A.
January 2014	US Dollar	129.6	7.38%		October 29, 2049

Banco Popular
Pastor FRN, June 2004	Euro	11.5	2.07%		Perpetuity
(1)	From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
(2)

Fixed/Floating Rate Non-Cumulative Callable Preference Shares. Dividends will accrue on a principal amount equal to £1,000 per Preference Share at a rate of 6.222 per cent per annum in respect of the period from (and including) May 24, 2006 (the Issue Date) to (but excluding) May 24, 2019 (the First Call Date) and thereafter at a rate reset quarterly equal to 1.13 per cent per annum above the London interbank offered rate for three-month sterling deposits. From (and including) the Issue Date to (but excluding) the First Call Date, dividends, if declared, will be paid annually in arrears on May 24, in each year. Subject as provided herein, the first such dividend payment date will be May 24, 2007 and the last such dividend payment date will be the First Call Date. From (and including) the First Call Date, dividends, if declared, will be paid quarterly in arrears on May 24, August 24, November 24 and February 24, in each year. Subject as provided herein, the first such dividend payment date will be August 24, 2019.

(3)

Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 541 basis points on the five-year Mid-Swap Rate.

(4)

Payment is subject to certain conditions and to the discretion of the Bank. The 6.375% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 478.8 basis points on the five-year Mid-Swap Rate.

(5)

Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 564 basis points on the five-year Mid-Swap Rate.

(6)

Payment is subject to certain conditions and to the discretion of the Bank. The 6.75% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 680.3 basis points on the five-year Mid-Swap Rate.

(7)

Payment is subject to certain conditions and to the discretion of the Bank. The 5.25% interest rate is set for the first six years. After that, it will be reviewed by applying a margin of 499.9 basis points on the five-year Mid-Swap Rate.

(8)

Payment is subject to certain conditions and to the discretion of the Bank. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed every 5 years applying a margin of 409.7 basis points on the five-year Mid-Swap Rate.

(9)	6.984% fixed until February 9, 2018, and thereafter, at a rate reset semi-annually of 1.86% per annum + Libor GBP (6M).

(*)   Listed in the US.

Santander Finance Preferred, S.A. (Unipersonal), Santander Finance Capital, S.A. (Unipersonal), Santander International Preferred, S.A. (Unipersonal), Santander Issuances, S.A., and Santander US Debt, S.A. (Sociedad Unipersonal) - issuers of registered securities guaranteed by Banco Santander, S.A. until November 2017, merged in that date with Banco Santander, S.A.